PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks 95.4%
Belgium 2.1%
UCB SA	364,488	$111,068,867
Brazil 8.0%
Embraer SA, ADR	3,010,654	221,162,643
MercadoLibre, Inc.*	20,873	44,830,821
NU Holdings Ltd. (Class A Stock)*	9,137,202	162,185,335
		428,178,799
Canada 4.3%
Shopify, Inc. (Class A Stock)*	1,756,436	230,497,096
China 3.5%
BYD Co. Ltd. (Class H Stock)	3,931,078	49,008,221
Tencent Holdings Ltd.	1,783,892	137,113,165
		186,121,386
Czech Republic 1.0%
CSG NV*	1,504,324	54,484,162
France 13.4%
Airbus SE	706,900	161,844,771
EssilorLuxottica SA	301,304	92,107,451
Hermes International SCA	58,095	139,776,550
L’Oreal SA	294,776	135,431,741
Safran SA	516,549	184,558,529
		713,719,042
Germany 9.0%
Rheinmetall AG	100,008	211,901,716
SAP SE	270,824	54,102,090
Siemens Energy AG*	1,262,540	215,111,693
		481,115,499
India 0.9%
Eternal Ltd.*	15,324,347	45,678,239
Italy 4.1%
Brunello Cucinelli SpA(a)	1,161,639	111,336,526
Ferrari NV	72,108	24,051,329
Moncler SpA	1,379,668	80,384,598
		215,772,453
Japan 7.6%
Advantest Corp.	1,146,425	189,603,324
Nintendo Co. Ltd.	2,268,829	140,498,504
SoftBank Group Corp.	2,829,798	77,274,390
		407,376,218
Netherlands 12.6%
Adyen NV, 144A*	53,641	79,541,300
Argenx SE*	192,315	161,731,426
ASM International NV	204,201	171,494,913
ASML Holding NV	180,995	259,529,823
		672,297,462

PGIM Jennison International Opportunities Fund

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
Singapore 0.8%
Sea Ltd., ADR*			345,286	$40,222,366
South Korea 3.4%
SK hynix, Inc.			289,634	180,840,945
Spain 2.9%
Industria de Diseno Textil SA			2,365,526	153,925,092
Sweden 2.2%
Saab AB (Class B Stock)			1,502,046	117,193,979
Switzerland 5.9%
Cie Financiere Richemont SA (Class A Stock)			558,677	108,444,630
Galderma Group AG			947,141	176,546,118
On Holding AG (Class A Stock)*			641,527	29,029,097
				314,019,845
Taiwan 9.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR			1,556,280	514,443,916
United Kingdom 1.8%
Compass Group PLC			3,208,865	96,219,226
United States 2.2%
CyberArk Software Ltd.*			141,097	60,788,821
Spotify Technology SA*			107,472	53,773,615
				114,562,436

Total Common Stocks (cost $3,651,687,585)				5,077,737,028
Preferred Stock 2.7%
Germany
Sartorius AG (PRFC)(a) (cost $143,924,349)			516,430	144,338,560

Total Long-Term Investments (cost $3,795,611,934)				5,222,075,588
Short-Term Investments 2.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	92,092,419	92,092,419
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $14,643,066; includes $14,598,562 of cash collateral for securities on loan)(b)(wb)	14,654,243	14,645,451

Total Short-Term Investments (cost $106,735,485)				106,737,870

TOTAL INVESTMENTS 100.1% (cost $3,902,347,419)				5,328,813,458
Liabilities in excess of other assets (0.1)%				(3,981,781)

Net Assets 100.0%				$5,324,831,677

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,727,182; cash collateral of $14,598,562 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Jennison International Opportunities Fund